Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Defined Benefit Liabilities (Assets)
21.	Defined Benefit Liabilities (Assets)

(1)	Details of defined benefit liabilities (assets) as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Present value of defined benefit obligations	￦	1,035,016	1,278,550
Fair value of plan assets		(1,040,286)	(1,127,163)

Defined benefit assets(*)		(18,427)	(3,557)

Defined benefit liabilities			154,944

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

(2)	Principal actuarial assumptions as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Discount rate for defined benefit obligations	2.35 ~ 3.29%	1.83 ~ 3.14%
Expected rate of salary increase	2.00 ~ 5.29%	2.04 ~ 6.00%
Discount rate for defined benefit obligation is determined based on market yields of high-quality corporate bonds with similar maturities for estimated payment term of defined benefit obligation. Expected rate of salary increase is determined based on the Group’s historical promotion index, inflation rate and salary increase ratio.

(3)	Changes in defined benefit obligations for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)	For the year ended December 31
	2021		2020
Beginning balance	￦	1,278,550	1,136,787
Current service cost(*1)		186,395	193,078
Past service cost		—	815
Interest cost(*1)		28,617	25,958
Remeasurement - Demographic assumption		(794)	2,071
- Financial assumption		(29,399)	(18,266)
- Adjustment based on experience		5,773	17,364
Business combinations		—	1,742
Benefit paid		(114,897)	(76,987)
Spin-off		(318,476)	—
Others(*2)		(753)	(4,012)

Ending balance	￦	1,035,016	1,278,550

(*1)	Includes amounts related to discontinued operations.

(*2)	Others include changes of liabilities due to employee’s transfers among affiliates for the years ended December 31, 2021 and 2020.
(4)	Changes in plan assets for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)	For the year ended December 31
	2021		2020
Beginning balance	￦	1,127,163	965,654
Interest income(*)		24,550	21,057
Remeasurement		(3,798)	(1,385)
Contributions		152,208	213,298
Benefit paid		(100,511)	(68,084)
Business combinations		—	485
Spin-off		(157,522)	—
Others		(1,804)	(3,862)

Ending balance	￦	1,040,286	1,127,163

(*)	Includes amounts related to discontinued operations.
The Group expects to contribute

~~￦~~

187,598 million to the defined benefit plans in 2022.

(5)
Total cost of benefit plan, which is recognized in profit and loss (included in labor in the statement of income) and capitalized into construction-in-progress,
for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)	For the year ended December 31
	2021		2020
Current service cost(*)	￦	186,395	193,078
Past service cost		—	815
Net interest cost(*)		4,067	4,901

	￦	190,462	198,794

(*)	Includes amounts related to discontinued operations.
Costs related to the defined benefit except for the amounts transferred to construction in progress are included labor expenses and Research and development expenses.

(6)	Details of plan assets as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Equity instruments	￦	25,083	15,770
Debt instruments		228,534	228,839
Short-term financial instruments, etc.		786,669	882,554

	￦	1,040,286	1,127,163

(7)	As of December 31, 2021, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	￦	(43,702)	47,870
Expected salary increase rate		47,552	(43,940)
The sensitivity analysis does not consider dispersion of all cash flows that are expected from the plan and provides approximate values of sensitivity for the assumptions used.
A weighted average duration of defined benefit obligations as of December 31, 2021 and 2020 are 9.19 years and 9.43 years, respectively.